Capital Stock and Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Reconciliation of Weighted Average Shares for Basic and Diluted Shares Computations	The following is a reconciliation of weighted average shares for the basic and diluted share computations (in millions):

	For the Years Ended December 31,
	2025	2024	2023
Weighted average shares outstanding for basic net earnings per share	198.0	203.1	208.7
Effect of dilutive stock options and other equity awards	0.7	0.8	1.0
Weighted average shares outstanding for diluted net earnings per share	198.7	203.9	209.7